Summary of Significant Accounting Policies (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising expenses
Advertising costs included in selling and marketing expenses	¥ 31,138	¥ 105,636	¥ 71,498
The PRC
Statutory Reserves
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Appropriation to statutory reserves	¥ 38	¥ 129	¥ 472